Trade Notes and Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Trade Notes and Accounts Receivable, Net
Trade Notes and Accounts Receivable, Net

7.Trade Notes and Accounts Receivable, Net

Trade notes and accounts receivable as of December 31, 2017 and 2016, consisted of:

	2017		2016
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (o))	Ps.	17,309,800	Ps.	18,716,562
Trade accounts receivable	11,074,352		10,056,382
Allowance for doubtful accounts	(3,657,079)		(3,866,492)

	Ps.	24,727,073	Ps.	24,906,452

As of December 31, 2017 and 2016, the aging analysis of the trade notes and accounts receivable that were past due is as follows:

	2017		2016
1 to 90 days	Ps.	3,830,620	Ps.	5,421,772
91 to 180 days	1,019,717		1,303,596
More than 180 days	4,295,611		3,233,269

The carrying amounts of the Group’s trade notes and account receivables denominated in other than peso currencies are as follows:

	2017		2016
U.S. dollar	Ps.	2,103,300	Ps.	3,508,188
Other currencies	210,621		325,116

At December 31	Ps.	2,313,921	Ps.	3,833,304

Movements on the Group allowance for doubtful accounts of trade notes and account receivables are as follows:

	2017		2016
At January 1	Ps.	(3,866,492)	Ps.	(3,679,505)
Impairment provision	(2,007,316)		(2,461,596)
Write-off of receivables	1,331,319		1,440,582
Unused amounts reversed	885,410		834,027

At December 31	Ps.	(3,657,079)	Ps.	(3,866,492)

The maximum exposure to credit risk of the trade notes and accounts receivable as of December 31, 2017 and 2016 is the carrying value of each class of receivables mentioned above.